Consolidated statements of cash flows	9 Months Ended
May 31, 2023 CAD ($)
Operating activities
Net loss	$ (16,582,939)
Depreciation	792,625
Accretion on long-term debt and lease liability	119,639
Share-based compensation - options	1,052,090
Shares issued for services	590,303
loss on debentures	2,435,000
Gain on derivative liabilities	(1,613,058)
Income tax expense (recovery)	(208,985)
Income tax paid	(14,040)
Gain on disposal of property and equipment	88,230
Gain on lease termination	(50,991)
Effect of exchange rate fluctuation	79,761
Operating activities before working capital items	(13,312,365)
Net change in non-cash working capital items
Trade and other receivables	(110,842)
Inventories	(625,732)
Grants and investment tax credits receivable	681,663
Other financial assets	3,586
Prepaid expenses	1,467,019
Trade and other payables	747,530
Contract liabilities	(179,276)
Other financial liabilities	(47,293)
Cash used in operating activities	(11,375,710)
Investing activities
Additions to property and equipment	(834,296)
Proceeds from the disposal of property and equipment	401,782
Cash used in investing activities	(432,514)
Financing activities
Increase in long-term debt	258,000
Repayment of long-term debt	(113,242)
Shares issued for options exercised	18,711
Increase in credit facility	235,000
Issuance of shares and warrants, net of transaction costs	7,654,373
Repayment of lease liabilities	(533,270)
Cash provided (used) by financing activities	7,519,572
Net decrease in cash during the period	(4,288,652)
Cash, beginning of year	5,824,716
Cash, end of year	$ 1,536,064